Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,467,663.14

Principal:
Principal Collections	$15,536,914.45
Prepayments in Full	$7,808,497.60
Liquidation Proceeds	$218,410.12
Recoveries	$47,828.06
Sub Total	$23,611,650.23
Collections	$25,079,313.37

Purchase Amounts:
Purchase Amounts Related to Principal	$534,344.29
Purchase Amounts Related to Interest	$2,870.30
Sub Total	$537,214.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,616,527.96

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$25,616,527.96
Servicing Fee	$374,081.63	$374,081.63	$0.00	$0.00	$25,242,446.33
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,242,446.33
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,242,446.33
Interest - Class A-3 Notes	$91,993.92	$91,993.92	$0.00	$0.00	$25,150,452.41
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$24,896,546.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,896,546.41
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$24,810,165.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,810,165.24
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$24,747,355.49
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,747,355.49
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$24,666,632.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,666,632.49
Regular Principal Payment	$21,492,222.83	$21,492,222.83	$0.00	$0.00	$3,174,409.66
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,174,409.66
Residuel Released to Depositor	$0.00	$3,174,409.66	$0.00	$0.00	$0.00
Total		$25,616,527.96

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,492,222.83
Total					$21,492,222.83
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,492,222.83	$45.40	$91,993.92	$0.19	$21,584,216.75	$45.59
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$21,492,222.83	$15.49	$575,813.84	$0.41	$22,068,036.67	$15.90

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$112,645,617.37	0.2379502	$91,153,394.54	0.1925505
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$400,715,617.37	0.2887479	$379,223,394.54	0.2732610

Pool Information
Weighted Average APR	4.149%	4.163%
Weighted Average Remaining Term	32.96	32.26
Number of Receivables Outstanding	35,446	34,204
Pool Balance	$448,897,960.88	$424,586,706.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$400,715,617.37	$379,223,394.54
Pool Factor	0.2918090	0.2760053

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$45,363,312.09
Targeted Overcollateralization Amount	$45,363,312.09
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,363,312.09

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	December 2012
Payment Date	1/15/2013
Transaction Month	30

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		101	$213,087.79
(Recoveries)		149	$47,828.06
Net Losses for Current Collection Period			$165,259.73
Cumulative Net Losses Last Collection Period			$10,137,287.50
Cumulative Net Losses for all Collection Periods			$10,302,547.23

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.44%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.10%	881	$13,148,338.83
61-90 Days Delinquent	0.30%	84	$1,262,690.74
91-120 Days Delinquent	0.11%	24	$449,778.78
Over 120 Days Delinquent	0.30%	85	$1,253,315.94
Total Delinquent Receivables	3.80%	1,074	$16,114,124.29

Repossession Inventory:
Repossessed in the Current Collection Period		31	$548,739.37
Total Repossessed Inventory		48	$875,208.35

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5624%
Preceding Collection Period			0.5740%
Current Collection Period			0.4541%
Three Month Average			0.5302%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4835%
Preceding Collection Period			0.5276%
Current Collection Period			0.5643%
Three Month Average			0.5251%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer